Note 6 – Convertible Notes Payable (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended
	Dec. 15, 2021	Nov. 05, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2018
Defined Benefit Plan Disclosure [Line Items]
Prinicipal amouunt									$ 15,000
Deposit liabilities accrued interest			$ 6,430		$ 6,430		$ 3,676
Short-Term Debt, Percentage Bearing Fixed Interest Rate		10.00%
Debt conversion converted due date	Dec. 15, 2023
Interest expense related party			2,538		5,076
Convertible notes payable							146,529	$ 78,000
Accrued interest			5,528		5,528		451
Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Deposit liabilities accrued interest		$ 1,529
Convertible Notes Payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-Term Debt, Percentage Bearing Fixed Interest Rate	10.00%
Interest expense related party					5,076	$ 0
Convertible notes payable			$ 101,529		$ 101,529		$ 101,529
Digital Power Lending L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate principal amount		$ 100,000
Digital Power Lending L L C [Member] | Exchange Agreement [Member] | Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Prinicipal amouunt	$ 101,529
Aggregate principal amount	$ 100,000